C2 Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about property, plant and equipment (abstract)
Summary of Property, Plant and Equipment

Property, plant and equipment 2022

	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
Cost
Opening balance	6,946	3,549	35,009	705	46,209
Additions	47	200	2,705	1,525	4,477
Balances regarding acquired/divested business	37	—	138	11	186
Disposals	(275)	(421)	(1,638)	(253)	(2,587)
Reclassifications	287	213	593	(1,093)	—
Translation differences	481	284	1,413	78	2,256
Closing balance	7,523	3,825	38,220	973	50,541

Accumulated depreciations
Opening balance	(3,741)	(2,678)	(24,769)	—	(31,188)
Depreciations	(502)	(373)	(3,239)	—	(4,114)
Disposals	226	434	1,509	—	2,169
Translation differences	(265)	(180)	(1,107)	—	(1,552)
Closing balance	(4,282)	(2,797)	(27,606)	—	(34,685)

Accumulated impairment losses
Opening balance	(283)	(104)	(1,054)	—	(1,441)
Impairment losses	(115)	(4)	(146)	(9)	(274)
Disposals	44	3	145	9	201
Translation differences	(31)	(9)	(66)	—	(106)
Closing balance	(385)	(114)	(1,121)	—	(1,620)
Net carrying value	2,856	914	9,493	973	14,236
Contractual commitments for the acquisition of property, plant and equipment as per December 31, 2022, amounted to SEK 510 (477) million.

Property, plant and equipment 2021

	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
Cost
Opening balance	6,503	3,030	32,890	995	43,418
Additions	54	207	2,215	1,187	3,663
Balances regarding acquired/divested business	—	—	(75)	—	(75)
Disposals	(348)	(135)	(2,145)	(94)	(2,722)
Reclassifications	356	270	813	(1,439)	—
Translation differences	381	177	1,311	56	1,925
Closing balance	6,946	3,549	35,009	705	46,209

Accumulated depreciations
Opening balance	(3,405)	(2,393)	(22,863)	—	(28,661)
Depreciations	(441)	(286)	(2,947)	—	(3,674)
Balances regarding divested business	—	—	50	—	50
Disposals	315	136	1,956	—	2,407
Reclassifications	1	2	(3)	—	—
Translation differences	(211)	(137)	(962)	—	(1,310)
Closing balance	(3,741)	(2,678)	(24,769)	—	(31,188)

Accumulated impairment losses
Opening balance	(275)	(75)	(1,024)	—	(1,374)
Impairment losses	(22)	(30)	(146)	—	(198)
Disposals	29	5	176	—	210
Translation differences	(15)	(4)	(60)	—	(79)
Closing balance	(283)	(104)	(1,054)	—	(1,441)
Net carrying value	2,922	767	9,186	705	13,580